Submission	Oct. 21, 2025
Submission [Line Items]
Central Index Key	0001865782
Registrant Name	BrightSpring Health Services, Inc.
Registration File Number	333-287916
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A